S-K 1609(a), De-SPAC Projection Preparers	Oct. 27, 2026
De-SPAC, Projection Preparer [Line Items]
De-SPAC, Projection Purpose	In connection with Inflection Point’s consideration of the potential Business Combination, Quantum Space provided to Inflection Point its internally-derived forecasts for its operations for use as a component of Inflection Point’s overall evaluation of Quantum Space. Those forecasts included certain performance metrics for 2026 and 2027 (the “Projections”). The Projections are included in this proxy statement/prospectus because they were provided to the Inflection Point Board for its evaluation of the Business Combination
De-SPAC, Projection Preparer Name	The Projections were prepared by Quantum Space’s management in connection with the Business Combination and not for the purpose of providing such Projections publicly or at any other time.